Costs incurred and estimated earnings net of billings on uncompleted contracts (Details) - CAD	Dec. 31, 2017	Dec. 31, 2016
Costs in excess of billings [Abstract]
Costs incurred and estimated earnings on uncompleted contracts	CAD 199,863,000	CAD 208,030,000
Less billings to date	(179,800,000)	(193,136,000)
Costs in excess of billings	20,063,000	14,894,000
Contracts receivable [Abstract]
Unbilled revenue	21,572,000	15,965,000
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(824,000)	(1,071,000)
Unbilled contracts receivable	20,748,000	14,894,000
Non-construction activities
Contracts receivable [Abstract]
Unbilled revenue	CAD 685,000	CAD 0